Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Treasury stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)
Beginning balance, shares at Dec. 31, 2018 | shares			260,000,000	0
Beginning balance at Dec. 31, 2018	¥ (925,959)		¥ 171	¥ 0	¥ 0	¥ 3,758	¥ (929,888)
Statement [Line Items]
Net loss	(132,957)						(132,957)
Preferred shares redemption value accretion	¥ (940,186)						(940,186)
Issuance of treasury stock for grants of restricted shares | shares			25,428,430	(25,428,430)
Issuance of treasury stock for grants of restricted shares			¥ 18	¥ (18)
Vesting of restricted share units, shares | shares	0	0
Foreign currency translation adjustment	¥ 671					671
Ending balance, shares at Dec. 31, 2019 | shares			285,428,430	(25,428,430)
Ending balance at Dec. 31, 2019	(1,998,431)		¥ 189	¥ (18)	0	4,429	(2,003,031)
Statement [Line Items]
Net loss	(82,184)						(82,184)
Issuance of ordinary shares , shares | shares			82,000,000
Issuance of ordinary shares	256,408		¥ 56		256,352
Conversion of preferred shares to ordinary shares upon the completion of the IPO shares	2,101,056		¥ 391		2,100,665
Preferred shares redemption value accretion	(154,066)						(154,066)
Share-based payment compensation	49,170				49,170
Issuance of treasury stock for grants of restricted shares	¥ 3,378				3,378
Issuance of treasury stock for share incentive plan | shares			5,000,000	(5,000,000)
Issuance of treasury stock for share incentive plan			¥ 4	¥ (4)
Vesting of restricted shares, shares | shares				9,857,100
Vesting of restricted shares				¥ 8	(8)
Vesting of restricted share units, shares | shares	190,160	190,160		190,160
Vesting of restricted share units	¥ 196				196
Exercise of options, shares | shares	3,235,000	3,235,000		3,235,100
Exercise of options, value	¥ 2			¥ 2
Foreign currency translation adjustment	(6,338)					(6,338)
Ending balance, shares at Dec. 31, 2020 | shares			941,464,520	(17,146,070)
Ending balance at Dec. 31, 2020	¥ 169,191		¥ 640	¥ (12)	2,409,753	(1,909)	(2,239,281)
Statement [Line Items]
Conversion of preferred shares to ordinary shares upon the completion of the IPO shares, shares | shares	569,036,090	569,036,090	569,036,090
Net loss	¥ (127,300)	$ (19,969)					(127,250)
Issuance of ordinary shares , shares | shares			73,710,080
Issuance of ordinary shares	183,188		¥ 48		183,140
Share-based payment compensation	¥ 34,715				34,715
Issuance of treasury stock for share incentive plan | shares			15,002,660	(15,002,660)
Issuance of treasury stock for share incentive plan			¥ 10	¥ (10)
Vesting of restricted shares, shares | shares				6,232,100
Vesting of restricted shares				¥ 5	(5)
Vesting of restricted share units, shares | shares	1,812,960	1,812,960		4,830,900
Vesting of restricted share units	¥ 2,856			¥ 3	2,853
Exercise of options, shares | shares	4,925,000	4,925,000		4,924,720
Exercise of options, value	¥ 3			¥ 3
Foreign currency translation adjustment	(7,848)	$ (1,232)				(7,848)
Ending balance, shares at Dec. 31, 2021 | shares			1,030,177,260	(16,161,010)
Ending balance at Dec. 31, 2021	¥ 254,855	$ 39,993	¥ 698	¥ (11)	¥ 2,630,456	¥ (9,757)	¥ (2,366,531)